Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

	30 June 2021	31 December 2020
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	1,084	496
Funded defined benefit pension scheme - deficit	(113)	(361)
Unfunded pension and post retirement medical benefits	(39)	(42)
Total net assets	932	93

Disclosure of Pension Remeasurements Included in Other Comprehensive income
The amounts recognised in other comprehensive income were as follows:

	30 June 2021	30 June 2020
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	383	(1,115)
Actuarial losses arising from changes in demographic assumptions	—	38
Actuarial gains arising from experience adjustments	(30)	(10)
Actuarial (gains)/losses arising from changes in financial assumptions	(1,098)	1,463
Pension remeasurement	(745)	376

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
	Change in pension obligation at period end from	30 June 2021	31 December 2020
Assumption		£m	£m
Discount rate	25 bps increase	(573)	(662)
General price inflation(1)	25 bps increase	411	480
Mortality	Each additional year of longevity assumed	453	515
(1)The comparative figure for general price inflation sensitivity of £365m as at 31 December 2020 has been restated. This was due to an error and does not impact the actual reported assumption value.

Summary of Net Assets Recognised
The net assets recognised in the balance sheet were determined as follows:

	30 June 2021	31 December 2020
	£m	£m
Present value of defined benefit obligations	(12,682)	(13,894)
Fair value of scheme assets	13,614	13,987
Net defined benefit assets	932	93

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the defined benefit schemes were:

	30 June 2021	31 December 2020
	%	%
To determine benefit obligations:
– Discount rate for scheme liabilities	1.9	1.3
– General price inflation	3.2	3.0
– General salary increase	1.0	1.0
– Expected rate of pension increase	3.1	2.9

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.5	27.5
– Females	30.1	30.0
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	29.1	29.0
– Females	31.6	31.5